Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000090895 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000090895 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000090895 | United States Treasuries
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000090897 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000090897 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000090897 | United States Treasuries
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000090898 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000090898 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000090898 | United States Treasuries
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000024992 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000024992 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000024992 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000024992 | Chroma ATE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024992 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000024992 | International Container Terminal Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000024992 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024992 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000024992 | HD Hyundai Electric Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000024992 | Lion Finance Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024992 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000024992 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000024992 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000024992 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000024992 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024992 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024992 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000024992 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000024992 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000024992 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000024992 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000024992 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000033045 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000033045 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000033045 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000033045 | Chroma ATE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000033045 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033045 | International Container Terminal Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033045 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033045 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033045 | HD Hyundai Electric Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033045 | Lion Finance Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033045 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000033045 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033045 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033045 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033045 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033045 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033045 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000033045 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000033045 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000033045 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000033045 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000033045 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000088110 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000088110 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000088110 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000088110 | Chroma ATE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088110 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088110 | International Container Terminal Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088110 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088110 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088110 | HD Hyundai Electric Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088110 | Lion Finance Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088110 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000088110 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088110 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088110 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088110 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088110 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088110 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000088110 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000088110 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000088110 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000088110 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000088110 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000214759 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000214759 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000214759 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000214759 | Chroma ATE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214759 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000214759 | International Container Terminal Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000214759 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000214759 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000214759 | HD Hyundai Electric Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000214759 | Lion Finance Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000214759 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000214759 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000214759 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000214759 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000214759 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000214759 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000214759 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000214759 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000214759 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000214759 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000214759 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000214759 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000024996 | Nutrien Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000024996 | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024996 | Canadian Natural Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024996 | Ovintiv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024996 | CRH PLC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024996 | BP PLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000024996 | Glencore PLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000024996 | Core Natural Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024996 | Hudbay Minerals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024996 | Expand Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024996 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000024996 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024996 | Other Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000024996 | Paper & Forest
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000024996 | Gold & Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000024996 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000024996 | Base & Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000024996 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000033047 | Nutrien Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033047 | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033047 | Canadian Natural Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033047 | Ovintiv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000033047 | CRH PLC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033047 | BP PLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033047 | Glencore PLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033047 | Core Natural Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033047 | Hudbay Minerals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033047 | Expand Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033047 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000033047 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033047 | Other Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000033047 | Paper & Forest
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000033047 | Gold & Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000033047 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000033047 | Base & Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000033047 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000088112 | Nutrien Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000088112 | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000088112 | Canadian Natural Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000088112 | Ovintiv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088112 | CRH PLC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000088112 | BP PLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088112 | Glencore PLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088112 | Core Natural Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088112 | Hudbay Minerals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088112 | Expand Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088112 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000088112 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088112 | Other Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000088112 | Paper & Forest
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000088112 | Gold & Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000088112 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000088112 | Base & Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000088112 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000024994 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000024994 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000024994 | Anglogold Ashanti PLC
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000024994 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000024994 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024994 | G Mining Ventures Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000024994 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024994 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024994 | Montage Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024994 | Liberty Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024994 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000024994 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000024994 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024994 | Gold
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000024995 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000024995 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000024995 | Anglogold Ashanti PLC
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000024995 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000024995 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024995 | G Mining Ventures Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000024995 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024995 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024995 | Montage Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024995 | Liberty Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024995 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000024995 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000024995 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024995 | Gold
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000033046 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000033046 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000033046 | Anglogold Ashanti PLC
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000033046 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033046 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033046 | G Mining Ventures Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033046 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000033046 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000033046 | Montage Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000033046 | Liberty Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033046 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000033046 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033046 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033046 | Gold
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000088111 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000088111 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000088111 | Anglogold Ashanti PLC
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000088111 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000088111 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000088111 | G Mining Ventures Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000088111 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088111 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000088111 | Montage Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000088111 | Liberty Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000088111 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000088111 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088111 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088111 | Gold
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000263290 | 187
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000263290 | 29346
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000263290 | 28802
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000263290 | 24094
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000263290 | 24892
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000263290 | 19640
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000263290 | 28228
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000263290 | 29811
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000263290 | 26432
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000263290 | 5860
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000263290 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000263290 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000263290 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000263290 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000263290 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000263290 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000263290 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000263290 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000263290 | Government
Holdings [Line Items]
Percent of Net Asset Value	80.90%
C000265523 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000265523 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000265523 | Maruti Suzuki India Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000265523 | Phoenix Mills Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000265523 | State Bank of India
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000265523 | Cholamandalam Investment and Finance Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000265523 | Multi Commodity Exchange of India Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000265523 | Larsen & Toubro Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000265523 | Tata Consumer Products Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000265523 | Bharti Airtel Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000265523 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000265523 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000265523 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000265523 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000265523 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000265523 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000265523 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000265523 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000265523 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000265523 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000265523 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000265523 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000195045 | Masco Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000195045 | Kenvue, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195045 | Airbnb, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195045 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195045 | Brown-Forman Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195045 | Charles Schwab Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195045 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195045 | Datadog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195045 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195045 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195045 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000195045 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000195045 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000195045 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000195045 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195045 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000195045 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000195045 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000195045 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000195046 | Masco Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000195046 | Kenvue, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195046 | Airbnb, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195046 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195046 | Brown-Forman Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195046 | Charles Schwab Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195046 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195046 | Datadog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195046 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195046 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195046 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000195046 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000195046 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000195046 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000195046 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195046 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000195046 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000195046 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000195046 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000259178 | VanEck Bitcoin ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000259178 | Terawulf, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000259178 | Cipher Digital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000259178 | Hut 8 Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000259178 | IREN Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000259178 | Core Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000259178 | Figure Technology Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000259178 | Applied Digital Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000259178 | MARA Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000259178 | Riot Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259178 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259178 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000259178 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000259178 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000259178 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259178 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000259178 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000259178 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	57.80%
C000259178 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000259178 | Crypto ETPs
Holdings [Line Items]
Percent of Net Asset Value	8.80%

[1]	Amount is less than 0.05%